Non-controlling Interests (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Dividends paid, classified as financing activities	$ 78,322,009	$ 81,797,392	$ 65,583,416
Vina San Pedro Tarapaca S A [Member]
IfrsStatementLineItems [Line Items]
Dividends paid, classified as financing activities	$ 9,588,722	$ 7,137,366	$ 14,948,153